UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Ivory Investment Management LLC
Address:                200 Park Avenue, 39th Floor
                              New York, NY 10166
13F File Number:  028-06191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher T. Winkler

Title:  Managing Member and Chief Financial Officer

Phone:  212-692-6362
Signature, Place, and Date of Signing:

Christopher T. Winkler       New York, New York    November 6, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.
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                                                    FORM 13F INFORMATION TABLE

                             TITLE                                SHARES/    SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER     OF CLASS    CUSIP         VALUE        PRN AMT    PRN CALL DSCRETN   MANAGERS    SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------

ARGOSY GAMING CORP         COMMON     040228108      5,240,000      200,000  SH        SOLE                 200,000    0     0
ALLIANCE SEMICONDUCTOR COR COMMON     01877H100     12,924,000    1,800,000  SH        SOLE               1,800,000    0     0
ABERCROMBIE & FITCH CO     CL A       002896207     10,554,000      600,000  SH        SOLE                 600,000    0     0
AON CORP                   COMMON     037389103     35,040,600      834,300  SH        SOLE                 834,300    0     0
BOEING CO                  COMMON     097023105     10,050,000      300,000  SH        SOLE                 300,000    0     0
CENDANT CORP               COMMON     151313103     32,000,000    2,500,000  SH        SOLE               2,500,000    0     0
CIENA CORP                 COMMON     171779101      1,029,000      100,000  SH        SOLE                 100,000    0     0
CNA FINANCIAL CORP         COMMON     126117100     20,280,000      750,000  SH        SOLE                 750,000    0     0
3COM CORP                  COMMON     885535104     11,250,000    3,000,000  SH        SOLE               3,000,000    0     0
CORVIS CORP                COMMON     221009103      4,256,000    2,800,000  SH        SOLE               2,800,000    0     0
ECI TELECOM LTD            ORD        268258100      7,500,000    3,000,000  SH        SOLE               3,000,000    0     0
ESG RE LTD                 ORD        G31215109      1,490,113      518,300  SH        SOLE                 518,300    0     0
NAVIGANT INTL INC          COMMON     63935R108        299,892       37,300  SH        SOLE                  37,300    0     0
GENERAL MOTORS CORP        CL H       370442832      1,333,000      100,000  SH        SOLE                 100,000    0     0
GREY GLOBAL GROUP INC      COMMON     39787M108      4,175,150        7,550  SH        SOLE                   7,550    0     0
INSIGNIA FINANCIAL GROUP I COMMON     45767A105     10,500,000    1,000,000  SH        SOLE               1,000,000    0     0
INSTINET GROUP INC         COMMON     457750107      7,450,190      761,000  SH        SOLE                 761,000    0     0
LIBERTY MEDIA CORP         COMMON     530718105     31,750,000    2,500,000  SH        SOLE               2,500,000    0     0
LUCENT TECHNOLOGIES INC    COMMON     549463107     11,460,000    2,000,000  SH        SOLE               2,000,000    0     0
METLIFE INC                COMMON     59156R108     29,700,000    1,000,000  SH        SOLE               1,000,000    0     0
MOLEX INC                  CL A       608554200      9,720,000      400,000  SH        SOLE                 400,000    0     0
MICROSOFT CORP             COMMON     594918104     10,234,000      200,000  SH        SOLE                 200,000    0     0
NIKE INC                   CL B       654106103     11,702,500      250,000  SH        SOLE                 250,000    0     0
NEXTEL COMMUNICATIONS INC- CL A       65332V103     17,280,000    2,000,000  SH        SOLE               2,000,000    0     0
QUINTILES TRANSNATIONAL CO COMMON     748767100     17,520,000    1,200,000  SH        SOLE               1,200,000    0     0
ROSS STORES INC            COMMON     778296103      3,627,000      124,000  SH        SOLE                 124,000    0     0
RELIANT RESOURCES INC      COMMON     75952B105      7,275,420      449,100  SH        SOLE                 449,100    0     0
SPANISH BROADCASTING SYSTE CL A       846425882      8,862,500    1,250,000  SH        SOLE               1,250,000    0     0
SYCAMORE NETWORKS INC      COMMON     871206108     10,440,000    3,000,000  SH        SOLE               3,000,000    0     0
SOUNDVIEW TECHNOLOGY GROUP COMMON     83611Q109      2,930,580    1,458,000  SH        SOLE               1,458,000    0     0
SPX CORP                   COMMON     784635104     20,725,000      250,000  SH        SOLE                 250,000    0     0
STANDARD & POORS DEPOSITAR UNIT SER 1 78462F103     31,332,000      300,000  SH        SOLE                 300,000    0     0
TELLIUM INC                COMMON     87967E107      2,144,550      435,000  SH        SOLE                 435,000    0     0
TYSON FOODS INC            CL A       902494103     28,557,000    2,850,000  SH        SOLE               2,850,000    0     0
TELETECH HOLDINGS INC      COMMON     879939106     11,715,000    1,500,000  SH        SOLE               1,500,000    0     0
TYCO INTERNATIONAL LTD NEW COMMON     902124106     27,300,000      600,000  SH        SOLE                 600,000    0     0
WIRE ONE TECHNOLOGIES INC  COMMON     976521104        473,525       77,500  SH        SOLE                  77,500    0     0
ZALE CORP NEW              COMMON     988858106     18,536,000      700,000  SH        SOLE                 700,000    0     0
                                                   -----------
                                                   488,657,020


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   $488,657,020

List of Other Included Managers:          Ivory Opportunity Advisors, LLC
                                          Ivory Capital Advisors, LLC